INCOME TAX (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss	$ 167,430	$ 6,630
Valuation allowance	$ (167,430)	$ (6,630)
Net deferred tax asset